UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2020

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2020 (Unaudited)
Shares		Value
COMMON STOCKS: 97.3%
Communication Services: 8.6%
176,670	AT&T, Inc.	$6,646,325
112,070	Discovery Communications, Inc. - Class C [1]	3,112,184
131,985	ViacomCBS, Inc. - Class B	4,504,648
208,585	Vodafone Group PLC - ADR	4,090,352
22,250	The Walt Disney Co.	3,077,398
		21,430,907
Consumer Discretionary: 4.0%
77,695	BorgWarner, Inc.	2,664,161
459,985	Ford Motor Co.	4,057,068
65,915	Magna International, Inc.	3,341,231
		10,062,460
Consumer Staples: 13.8%
418,875	Danone SA - ADR	6,681,056
38,875	JM Smucker Co.	4,027,839
43,410	Kellogg Co.	2,960,996
218,820	The Kroger Co.	5,877,505
85,565	Molson Coors Brewing Co. - Class B	4,755,703
47,835	Procter & Gamble Co.	5,961,198
35,145	Walmart, Inc.	4,023,751
		34,288,048
Energy: 4.8%
146,300	Royal Dutch Shell PLC - Class A - ADR	7,629,545
127,355	Schlumberger Ltd.	4,267,666
		11,897,211
Financials: 24.5%
5,240	Alleghany Corp. [1]	4,179,738
62,385	Allstate Corp.	7,395,118
135,035	American International Group, Inc.	6,786,859
26,595	Berkshire Hathaway, Inc. - Class B [1]	5,968,716
25,510	Chubb Ltd.	3,877,265
90,020	Citigroup, Inc.	6,698,388
32,945	Goldman Sachs Group, Inc.	7,832,674
51,815	JPMorgan Chase & Co.	6,858,233
45,040	The PNC Financial Services Group, Inc.	6,690,692
97,415	Wells Fargo & Co.	4,572,660
		60,860,343
Health Care: 12.8%
81,875	AstraZeneca PLC - ADR	3,987,312
86,685	Gilead Sciences, Inc.	5,478,492
43,765	Johnson & Johnson	6,515,296
28,115	McKesson Corp.	4,009,480
29,720	Merck & Co., Inc.	2,539,277
136,645	Pfizer, Inc.	5,088,660
38,375	Quest Diagnostics, Inc.	4,246,961
		31,865,478
Industrials: 11.1%
27,530	Caterpillar, Inc.	3,616,065
37,185	FedEx Corp.	5,378,438
23,090	General Dynamics Corp.	4,050,910
30,465	Raytheon Co.	6,730,937
51,755	Siemens AG - ADR	3,185,003
86,275	Southwest Airlines Co.	4,743,400
		27,704,753
Information Technology: 12.1%
9,085	Apple, Inc.	2,811,898
114,140	Cisco Systems, Inc.	5,247,016
348,130	HP, Inc.	7,422,132
32,985	Microsoft Corp.	5,615,037
40,700	QUALCOMM, Inc.	3,472,117
59,675	TE Connectivity Ltd.	5,500,841
		30,069,041
Materials: 2.7%
58,145	International Paper Co.	2,367,664
98,225	Newmont Goldcorp Corp.	4,426,019
		6,793,683
Real Estate: 1.6%
31,820	The Howard Hughes Corp. [1]	3,871,857
Utilities: 1.3%
47,130	The Southern Co.	3,317,952
TOTAL COMMON STOCKS
(Cost $207,320,483)		242,161,733
SHORT-TERM INVESTMENTS: 2.5%
6,163,270	First American Government Obligations Fund - Class X, 1.488% [2]	6,163,270
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,163,270)		6,163,270
TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $213,483,753)		248,325,003
Other Assets in Excess of Liabilities: 0.2%		420,314
TOTAL NET ASSETS: 100.0%		$248,745,317

ADR -	American Depositary Recipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of January 31, 2020.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Service LLC ("S&P") GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Becker Value Equity Fund (the "Fund").

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$242,161,733	$-	$-	$242,161,733
Short-Term Investments	6,163,270	-	-	6,163,270
Total Investments in Securities	$248,325,003	$-	$-	$248,325,003

^See Schedule of Investments for sector breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  March 11, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  March 11, 2020

By (Signature and Title)  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  March 13, 2020